RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transactions With Related Parties For Amount Due From Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties	$ 4,957	$ 751	$ 303
Nuomi Holdings Inc., equity investee of the Company[Member] | Professional fees [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties			$ 175
Japan Macro Opportunities Offshore Partners LP [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties		$ 419
Beijing Qingting Changyou Technology Development Co Ltd [Member] | Loans [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties	$ 2	$ 228
Beautiful Bay Co., Ltd, Substantially controlled by the majority shareholder of OPH [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties	4,775
Intermediary transactions
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties	142
Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH [Member] | Back office service [Member]
Details of related party balances and transactions [Line Items]
Transactions with related parties for amount due from related parties	$ 38	$ 104	$ 128